Equity reserves (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Stock option outstanding, beginning	2,807,883
Stock option outstanding, ending		2,807,883
RSU Activity
Statement [Line Items]
Stock option outstanding, beginning	952,018	615,044
Restricted stock option, granted	990,804	749,739
Restricted stock option, exercised	(633,761)	(408,206)
Restricted stock option, forfeited		(4,559)
Stock option outstanding, ending	1,309,061	952,018
Restricted stock option, vested, end of year	807,231	505,246
Weighted average fair value, outstanding, beginning of year	$ 2.62	$ 2.56
Weighted average fair value, granted	2.01	2.58
Weighted average fair value, exercised	2.48	2.37
Weighted average fair value, forfeited	0	3.01
Weighted average fair value, outstanding, end of year	2.23	2.62
Weighted average fair value, vested, end of year	$ 2.36	$ 2.62